Schedule of Investments - September 30, 2022
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 96.98%		Held		Value
COMMUNICATION SERVICES - 5.58%
Entertainment - 1.99%
Warner Bros. Discovery, Inc. (a)			701,000	$8,061,500

Interactive Media & Services - 0.85%
Twitter, Inc. (a)			78,900	3,458,976

Media - 2.74%
News Corp.			225,500	3,407,305
Omnicom Group, Inc.			61,200	3,861,108
Paramount Global (l)			202,800	3,861,312
				11,129,725
TOTAL COMMUNICATION SERVICES				22,650,201

CONSUMER DISCRETIONARY - 11.14%
Auto Components - 6.32%
Adient PLC (a)			433,100	12,018,525
The Goodyear Tire & Rubber Company (a)			447,800	4,518,302
Lear Corp.			11,400	1,364,466
Magna International, Inc.			163,900	7,772,138
				25,673,431
Automobiles - 0.38%
Harley-Davidson, Inc.			43,900	1,531,232

Household Durables - 1.61%
Tri Pointe Homes, Inc. (a)			58,900	889,979
Whirlpool Corp.			41,800	5,635,058
				6,525,037
Specialty Retail - 2.17%
The Gap, Inc.			126,000	1,034,460
The ODP Corp. (a)			221,145	7,773,247
				8,807,707
Textiles, Apparel & Luxury Goods - 0.66%
Capri Holdings Ltd. (a)			70,000	2,690,800
TOTAL CONSUMER DISCRETIONARY				45,228,207

CONSUMER STAPLES - 1.12%
Personal Products - 1.12%
Herbalife Nutrition Ltd. (a)			228,800	4,550,832
TOTAL CONSUMER STAPLES				4,550,832

ENERGY - 19.60%
Energy Equipment & Services - 3.00%
Expro Group Holdings NV (a)			73,983	942,544
Halliburton Company			135,600	3,338,472
NOV, Inc.			305,700	4,946,226
TechnipFMC PLC (a)			349,600	2,957,616
				12,184,858
Oil, Gas & Consumable Fuels - 16.60%
APA Corp.			409,600	14,004,224
Cenovus Energy, Inc.			250,700	3,853,259
Chord Energy Corp.			49,300	6,742,761
Kosmos Energy Ltd. (a)			4,026,020	20,814,523
Murphy Oil Corp.			220,900	7,769,053
PDC Energy, Inc.			172,800	9,986,112
Range Resources Corp.			165,800	4,188,108
				67,358,040
TOTAL ENERGY				79,542,898

FINANCIALS - 26.21%
Banks - 12.25%
Citizens Financial Group, Inc.			475,900	16,351,924
First Citizens BancShares, Inc.			17,587	14,024,402
Popular, Inc.			268,200	19,326,492
				49,702,818
Capital Markets - 4.63%
Credit Suisse Group AG - ADR (l)			1,067,600	4,184,992
Lazard Ltd.			42,000	1,336,860
Northern Trust Corp.			33,000	2,823,480
State Street Corp.			172,100	10,465,401
				18,810,733
Consumer Finance - 1.29%
SLM Corp.			373,400	5,223,866

Insurance - 8.04%
American International Group, Inc.			267,900	12,719,892
CNO Financial Group, Inc.			450,000	8,086,500
Enstar Group Ltd. (a)			44,700	7,580,673
The Hartford Financial Services Group, Inc.			68,300	4,230,502
				32,617,567
TOTAL FINANCIALS				106,354,984

HEALTH CARE - 2.36%
Health Care Providers & Services - 1.84%
Universal Health Services, Inc.			84,500	7,451,210

Pharmaceuticals - 0.52%
Jazz Pharmaceuticals PLC (a)			16,000	2,132,640
TOTAL HEALTH CARE				9,583,850

INDUSTRIALS - 16.23%
Air Freight & Logistics - 2.34%
FedEx Corp.			20,600	3,058,482
Royal Mail PLC (v)			3,165,000	6,442,366
				9,500,848
Commercial Services & Supplies - 1.45%
The Brink’s Company			121,600	5,890,304

Construction & Engineering - 4.72%
Fluor Corp. (a)			769,200	19,145,388

Machinery - 4.92%
Allison Transmission Holdings, Inc.			125,000	4,220,000
CNH Industrial NV			661,500	7,388,955
Iveco Group NV (a) (v)			154,080	726,581
PACCAR, Inc.			44,600	3,732,574
Stanley Black & Decker, Inc.			51,800	3,895,878
				19,963,988
Professional Services - 0.99%
ManpowerGroup, Inc.			62,100	4,017,249

Road & Rail - 1.81%
AMERCO			14,400	7,332,768
TOTAL INDUSTRIALS				65,850,545

INFORMATION TECHNOLOGY - 7.46%
Communications Equipment - 5.08%
CommScope Holding Company, Inc. (a)			259,100	2,386,311
F5, Inc. (a)			76,000	10,999,480
Telefonaktiebolaget LM Ericsson - ADR			1,260,300	7,234,122
				20,619,913
Electronic Equipment, Instruments & Components - 1.53%
Arrow Electronics, Inc. (a)			67,400	6,213,606

IT Services - 0.85%
Euronet Worldwide, Inc. (a)			45,600	3,454,656
TOTAL INFORMATION TECHNOLOGY				30,288,175

MATERIALS - 3.24%
Chemicals - 3.24%
Huntsman Corp.			166,700	4,090,818
Olin Corp.			211,400	9,064,832
TOTAL MATERIALS				13,155,650

REAL ESTATE - 0.42%
Equity Real Estate Investment Trusts - 0.42%
Pebblebrook Hotel Trust			43,100	625,381
Vornado Realty Trust			47,300	1,095,468
TOTAL REAL ESTATE				1,720,849

UTILITIES - 3.62%
Electric Utilities - 1.19%
NRG Energy, Inc.			126,100	4,825,847

Independent Power and Renewable Electricity Producers - 2.43%
Vistra Corp.			469,300	9,855,300
TOTAL UTILITIES				14,681,147

Total common stocks (Cost $401,783,625)				393,607,338

Total long-term investments (Cost $401,783,625)				393,607,338

COLLATERAL FOR SECURITIES ON LOAN - 1.45%
Money Market Funds - 1.45%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 2.88%^			5,862,608	5,862,608
Total collateral for securities on loan (Cost $5,862,608)				5,862,608

		Principal
SHORT-TERM INVESTMENTS - 2.94%		Amount
Time Deposits - 2.94%
Australia and New Zealand Banking Group Ltd., 2.43%, 10/03/2022*			$11,928,612	11,928,612
Citigroup, Inc., 0.29%, 10/03/2022*		EUR	470	460
Total short-term investments (Cost $11,929,114)				11,929,072

Total investments - 101.37% (Cost $419,575,347)				411,399,018

Liabilities in excess of other assets - (1.37)%				(5,554,952)

Net assets - 100.00%				$405,844,066

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $5,746,264. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model. The total market value of these securities was $7,168,947, which represented 1.77% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
EUR	- Euro
^	- Rate shown is the 7-day yield as of September 30, 2020.
*				- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an approved independent pricing service.

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services.

Fixed-income securities are generally valued at their evaluated mean prices obtained from an approved independent pricing service.  Pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the pricing services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange, the Fund generally utilizes an independent pricing service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$386,438,391
Money Market Funds	5,862,608
Time Deposits	11,929,072
Level 2 --- Other significant observable market inputs:
Common Stocks:
Industrials	7,168,947
Level 3 --- Significant unobservable inputs	-

Total Investments	$411,399,018